Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

Note 14: - Leases

The Company entered into lease agreements with respect to the following items:

1.	Office and storage spaces:

In November 2016, the Company entered into a lease agreement for office space and a laboratory facility in Rehovot, Israel for an initial period of ten years (which includes a three-year extension through November 2026). In March 2023, the lease agreement was amended, and the lease period was extended for an additional eight years through January 2032.

On March 7, 2023, the Company’s U.S. subsidiary Kamada Plasma LLC entered into a lease agreement for a 12,000 square feet premises in Houston, Texas to be used as a plasma collection center. The lease is in effect for an initial period of ten years commencing February 2024 and includes an option to extend the lease for two consecutive periods of five years upon at least 120 days prior written notice.

On May 2, 2024, the Company’s U.S. subsidiary Kamada Plasma LLC entered into a lease agreement for a 11,100 square feet premises in San Antonio, Texas to be used as a plasma collection center. The lease is in effect for an initial period of ten years commencing on the rent commencement date which will be the earlier of (a) opening for business in the facility or (b) 180 days following receipt of building permits. The lease agreement may be extended for three consecutive periods of five years each, upon at least 120 days prior written notice.

2.	Vehicles:

The Company leases vehicles for the use of certain of its employees in Israel. The lease term is mainly for three-year periods.

3.	Office equipment (i.e. printing and photocopying machines):

The Company leases office equipment (i.e., printing and photocopying machines), each for a five-year period.

Right-of-use assets composition and changes in lease liabilities

	Right-of-use-assets
	Rented Offices(1)	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities (2)(3)
	U.S Dollars in thousands
As of January 1, 2024	$6,363	$1,397	$1	$7,761	$8,822
Additions to right-of-use assets	2,547	858	28	3,432	3,432
Termination lease	(12)	(73)	-	(84)	(69)
Depreciation expense	(666)	(812)	(14)	(1,492)	-
Exchange rate differences	-	-	-	-	128
Repayment of lease liabilities	-	-	-	-	(1,251)
As of December 31, 2024	$8,232	$1,370	$15	$9,617	$11,062

(1)	Out of the Depreciation expense $127 thousand was capitalized to the Leasehold Improvements.

(2)

The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 6.16%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.

(3)	The balance does not include current maturities of lease of $267 thousand that were classified to other accounts receivables due to expected lease incentive.

During 2024, the Company recognized $587 thousand as financial expenses on lease liabilities.

During 2024, the total cash outflow for leases was $1,251 thousand.
	Right-of-use-assets
	Rented Offices(1)	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(2) (3)
	U.S Dollars in thousands
As of January 1, 2023	$1,732	$829	$7	$2,568	$3,193
Additions to right -of -use assets	5,131	1,415	-	6,546	6,682
Lease termination		(109)	-	(109)	(107)
Depreciation expense	(500)	(738)	(6)	(1,244)	-
Exchange rate differences	-	-	-	-	(96)
Repayment of lease liabilities	-	-	-	-	(850)
As of December 31, 2023	$6,363	$1,397	$1	$7,761	$8,822

(1)	Out of the Depreciation expense $20 thousand was capitalized to the Leasehold Improvements.

(2)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 3.06%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.

(3)	The balance does not include current maturities of lease of $134 thousand that were classified to other accounts receivables due to expected lease incentive.

During 2023, the Company recognized $367 thousand as financial expenses on lease liabilities.

During 2023, the total cash outflow for leases was $850 thousand.

As of December 31, 2024:

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$3,708	$3,014	$1,700	$2,458	$10,265	$21,145

As of December 31, 2023:

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$2,918	$3,045	$1,689	$2,009	$6,759	$16,420

Lease extension

The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

The Company exercises judgement in deciding whether it is reasonably certain that the extension options will be exercised.

The lease agreement entered into by Kamada Plasma LLC for the premises in Houston, Texas and in San Antonio, Texas to be used as a plasma collection center includes an option to extend the lease as follow:

-	Houston, Texas: extend the lease for two consecutive periods of five years each, upon 120 days prior written notice.

-	San Antonio, Texas: extend the lease for three consecutive periods of five years each, upon at least 120 days prior written notice.

The Company has reasonable certainty that the extension option will be exercised in order to avoid a significant adverse impact to its operating activities.